SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Contract Assets and Liabilities (Details) - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Contract asset [Abstract]
Beginning balance		$ 1,200,000	$ 0	$ 0
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed		(569,155)		1,200,000
Ending balance		630,845		1,200,000
Contract liabilities [Abstract]
Beginning balance	[1]	123,137	600,000	600,000
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	[1]	0		(476,863)
Ending balance	[1]	123,137		$ 123,137
Expected credit losses recognized		$ 0	$ 0

[1]	Contract liabilities were included within the accrued expenses and other current liabilities.